Short-Term Debt	12 Months Ended
Jun. 30, 2022
8. Short-Term Debt

8. Short-Term Debt

The Company had a Canada Emergency Business Account (CEBA), which had loan forgiveness provisions whereby 25% of the loan principal would be forgiven if 75% of the loan principal was repaid prior to December 31, 2022. The Company had previously withdrawn CAD$40,000 and repaid CAD$30,000 of loan principal, thereby recognizing a CAD$10,000 provision for loan forgiveness resulting in a carrying balance of $nil on June 30, 2021. On January 28, 2022, the Company received confirmation the CAD$10,000 forgiveness had been received and the CEBA was closed.